FAIR VALUE MEASUREMENTS - Interest Rate Swaps (Details)		3 Months Ended		12 Months Ended
		Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 01, 2013 USD ($)
Interest rate derivatives
Amortization of realized loss on derivative instrument (Note 11)	[1]			$ 1,000,000	$ 1,000,000	$ 1,000,000
Accounts receivable
Interest rate derivatives
Maximum counterparty credit exposure				$ 0
Number of credit risk customers | item				1
Term loan | 2013 Term Loan Facility due 2018
Interest rate derivatives
Amount of facility							$ 500,000,000
Portland Natural Gas Transmission System
Interest rate derivatives
Amortization of realized loss on derivative instrument (Note 11)				$ 1,000,000	1,000,000	1,000,000
Payments for derivative instruments		$ 20,900,000		$ 20,900,000
Interest acquired (as a percent)		61.71%		61.71%
Net unamortized loss included in AOCL		$ 2,000,000		$ 2,000,000	2,000,000
Amortization of derivatives loss		$ 0	$ 0	$ 800,000	800,000	800,000
Interest rate swaps | Term loan | 2013 Term Loan Facility due 2018
Interest rate derivatives
Weighted average fixed interest rate (as a percent)		2.31%		2.31%
Hedges of cash flows | Interest rate swaps
Interest rate derivatives
Amortization of realized loss on derivative instrument (Note 11)		$ 1,000,000	(2,000,000)	$ 2,000,000	0	(1,000,000)
Hedges of cash flows | Interest rate swaps | Financial charges and other
Interest rate derivatives
Net realized loss related to the interest rate swaps		0	$ 0	3,000,000	2,000,000	$ 2,000,000
Hedges of cash flows | Interest rate swaps | Recurring fair value measurement | Level 2
Interest rate derivatives
Fair value of derivative asset, gross				1,000,000
Fair value of derivative liability, gross				1,000,000
Fair value of derivatives, net		2,000,000		0	1,000,000
Designated as hedge | Interest rate swaps | Recurring fair value measurement | Level 2
Interest rate derivatives
Fair value of derivative asset, gross		$ 2,000,000
Fair value of derivative liability, gross				0	$ 1,000,000
Designated as hedge | Hedges of cash flows | Interest rate swaps | Level 2
Interest rate derivatives
Fair value of derivative asset, gross				1,000,000
Fair value of derivative liability, gross				$ 1,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).